united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

GRANITE HARBOR ALTERNATIVE FUND
INVESTOR SHARES - GHAFX

GRANITE HARBOR TACTICAL FUND
INVESTOR SHARES - GHTFX

SEMI-ANNUAL REPORT
December 31, 2015

1-855-282-1100
www.graniteharborfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCKS - 26.4%
	AEROSPACE/DEFENSE - 0.2%
2,579	AAR Corp.	$67,802

	AIRLINES - 1.0%
2,820	American Airlines Group, Inc.	119,427
2,613	United Continental Holdings, Inc. *	149,725
		269,152
	BANKS - 2.4%
8,215	Bank of America Corp.	138,258
1,760	Capital One Financial Corp.	127,037
1,461	Citigroup, Inc.	75,607
780	Goldman Sachs Group, Inc.	140,579
2,468	ING Groep - ADR	33,219
4,050	Morgan Stanley	128,830
		643,530
	BEVERAGES - 0.4%
1,152	PepsiCo, Inc.	115,108

	BUILDING MATERIALS - 0.4%
904	Drew Industries, Inc.	55,045
1,249	Trex Co., Inc. *	47,512
		102,557
	CHEMICALS - 0.6%
973	Ashland, Inc.	99,927
1,369	Dow Chemical Co.	70,476
		170,403
	COMMERCIAL SERVICES - 1.1%
3,572	Booz Allen Hamilton Holding Corp.	110,196
4,035	Hertz Global Holdings, Inc. *	57,418
2,786	KAR Auction Services, Inc.	103,166
563	PayPal Holdings, Inc. *	20,381
		291,161
	DISTRIBUTION/WHOLESALE - 0.6%
1,044	Beacon Roofing Supply, Inc. *	42,992
2,610	Rentrak Corp. *	124,053
		167,045
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
3,310	Air Lease Corp.	110,819
1,268	Discover Financial Services	67,990
1,136	Ellie Mae, Inc. *	68,421
3,001	FNF Group	104,045
2,367	LendingClub Corp. *	26,155
		377,430
	ENGINEERING & CONSTRUCTION - 0.2%
2,578	MasTec, Inc. *	44,806

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	ENTERTAINMENT - 0.2%
104	Madison Square Garden, Co. *	$16,827
3,907	Scientific Games Corp. *	35,046
		51,873
	FOOD - 0.1%
825	Tootsie Roll Industries, Inc.	26,062

	HEALTHCARE-PRODUCTS - 0.5%
1,526	ABIOMED, Inc. *	137,767

	HEALTHCARE-SERVICES - 0.6%
2,534	Air Methods Corp. *	106,251
3,513	Brookdale Senior Living, Inc. *	64,850
		171,101
	INSURANCE - 0.1%
1,435	Assured Guaranty, Ltd. #	37,927

	INTERNET - 0.7%
141	Alphabet, Inc. - Class A *	109,699
293	comScore, Inc. *	12,057
40	Priceline Group, Inc. *	50,998
653	Yahoo!, Inc. *	21,719
		194,473
	INVESTMENT COMPANIES - 0.1%
2,735	Fifth Street Senior Floating Rate Corp.	23,439

	MEDIA - 0.4%
3,360	Gray Television, Inc. *	54,768
686	MSG Networks, Inc. *	14,269
1,413	Starz *	47,335
		116,372
	MINING - 0.1%
2,724	MAG Silver Corp. *	19,231

	MISCELLANEOUS MANUFACTURING - 0.2%
904	Ingersoll-Rand PLC - Class A	49,982

	OIL & GAS - 1.1%
1,720	Exxon Mobil Corp.	134,074
2,038	Royal Dutch Shell PLC - ADR	93,320
1,624	Total SA - ADR	72,999
		300,393
	PHARMACEUTICALS - 1.2%
1,765	Abbott Laboratories	79,266
200	Allergan PLC *	62,500
2,318	Pfizer, Inc.	74,825
380	VCA, Inc. *	20,900
1,652	Zoetis, Inc.	79,164
		316,655

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	PRIVATE EQUITY - 0.6%
2,320	Blackstone Group LP	$67,837
6,110	KKR & Co. LP	95,255
		163,092
	REAL ESTATE - 0.2%
1,990	CBRE Group, Inc. - Class A *	68,814

	REIT - 8.5%
450	Alexandria Real Estate Equities, Inc. ^	40,662
1,100	American Assets Trust, Inc. ^	42,185
1,100	American Campus Communities, Inc. ^	45,474
800	American Tower Corp. ^	77,560
4,200	Armada Hoffler Properties, Inc. ^	44,016
600	AvalonBay Communities, Inc. ^	110,478
875	Boston Properties, Inc. ^	111,597
1,500	Camden Property Trust ^	115,140
900	CoreSite Realty Corp. ^	51,048
4,000	Cousins Properties, Inc. ^	37,720
900	Crown Castle International Corp. ^	77,805
1,600	CyrusOne, Inc. ^	59,920
2,200	Duke Realty Corp. ^	46,244
1,200	EastGroup Properties, Inc. ^	66,732
3,300	Empire State Realty Trust, Inc. ^	59,631
800	Equity Residential ^	65,272
400	Essex Property Trust, Inc. ^	95,764
6,342	FelCor Lodging Trust, Inc.	46,297
2,800	General Growth Properties, Inc. ^	76,188
1,725	GEO Group, Inc.	49,870
1,000	Healthcare Realty Trust, Inc. ^	28,320
2,900	Hersha Hospitality Trust ^	63,104
2,500	Host Hotels & Resorts, Inc. ^	38,350
3,100	Kite Realty Group Trust ^	80,383
600	Macerich Co. ^	48,414
1,400	Prologis, Inc. ^	60,088
1,100	Simon Property Group, Inc. ^	213,884
1,500	Sovran Self Storage, Inc. ^	160,965
1,200	Tanger Factory Outlet Centers, Inc. ^	39,240
1,250	UDR, Inc. ^	46,962
1,600	Urban Edge Properties ^	37,520
850	Vornado Realty Trust ^	84,966
6,830	Winthrop Realty Trust	88,585
		2,310,384

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	RETAIL - 0.9%
745	Dillard’s, Inc.	$48,954
255	Foot Locker, Inc.	16,598
269	Genesco, Inc. *	15,287
2,485	Habit Restaurants, Inc. *	57,304
1,953	Urban Outfitters, Inc. *	44,431
2,093	Vitamin Shoppe, Inc. *	68,441
		251,015
	SAVINGS & LOANS - 0.1%
777	Bofl Holding, Inc. *	16,356

	SEMICONDUCTORS - 0.5%
586	Cavium, Inc. *	38,506
886	Inphi Corp. *	23,940
970	Intersil Corp.	12,377
700	Qualcomm, Inc.	34,989
559	Skyworks Solutions, Inc.	42,948
		152,760
	SOFTWARE - 0.9%
2,344	ACI Worldwide, Inc. *	50,162
2,072	Callidus Software, Inc. *	38,477
6,511	CDC Corp. - Class A * (a)(c)	2,604
682	Check Point Software Technologies, Ltd. *	55,501
196	Envestnet, Inc. *	5,851
10,844	inContact, Inc. *	103,452
119,368	Trident Microsystems, Inc. * (a)(c)	2,984
		259,031
	STORAGE/WAREHOUSING - 0.3%
2,775	Mobile Mini, Inc.	86,386

	TELECOMMUNICATIONS - 0.2%
2,867	Infinera Corp. *	51,950

	TRANSPORTATION - 0.6%
2,878	Forward Air Corp.	123,783
520	Ryder System, Inc.	29,552
		153,335

	TOTAL COMMON STOCKS (Cost - $7,129,709)	7,207,392

	MUTUAL FUNDS - 15.0%
	ASSET ALLOCATION FUND - 8.7%
212,533	361 Managed Futures Strategy Fund - Class I * ^	2,367,619

	EQUITY FUND - 6.3%
136,048	Calamos Market Neutral Income Fund - Class I ^	1,716,921

	TOTAL MUTUAL FUNDS (Cost - $4,223,305)	4,084,540

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares				Value
	EXCHANGE TRADED FUNDS - 12.5%
36,814	Global X FTSE Greece 20 ETF			$293,039
1,577	iPath S&P 500 VIX Short-Term Futures ETN *			31,761
4,000	iShares MSCI Emerging Markets ETF #			128,760
6,380	iShares MSCI India ETF			175,705
2,088	Market Vectors Vietnam ETF			30,882
12,260	SPDR S&P 500 ETF Trust #			2,499,691
4,963	Vanguard FTSE Europe ETF #			247,555
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,493,261)			3,407,393

Principal		Interest Rate	Maturity
	BONDS & NOTES - 4.5%
	CHEMICALS - 0.0%
$159,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	2,385

	COSMETICS/PERSONAL CARE - 0.2%
88,000	Avon Products, Inc.	6.750%	3/15/2023	60,720

	ENTERTAINMENT - 0.2%
109,345	Chukchansi Economic Development Authority - 144A ~	9.750%	5/30/2020	63,420

	ENVIRONMENTAL CONTROL - 0.1%
86,000	Tervita Corp. - 144A	10.875%	2/15/2018	19,780

	OIL & GAS - 0.2%
78,000	Energy XXI Gulf Coast, Inc. - 144A	11.000%	3/15/2020	27,300
63,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	16,695
				43,995
	RETAIL - 0.8%
67,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	46,900
116,000	Claire’s Stores, Inc.	8.875%	3/15/2019	26,680
111,000	JC Penney Corp., Inc.	5.650%	6/1/2020	88,800
47,300	Nebraska Book Holdings, Inc. - 144A	15.000%	6/30/2016	46,827
				209,207
	SOVEREIGN - 2.6%
700,000	United States Treasury Note	0.375%	1/31/2016	700,035

	TELECOMMUNICATIONS - 0.4%
56,000	Intelsat Luxembourg SA	6.750%	6/1/2018	41,440
86,000	United States Cellular Corp.	6.700%	12/15/2033	77,185
				118,625

	TOTAL BONDS & NOTES (Cost - $1,579,354)			1,218,167

	PRIVATE NOTES - 17.5%
2,000,000	Aequitas Capital (a)(c)(d)	11.000%	2/28/2016	2,000,000
1,300,000	Aequitas Capital (a)(c)(d)	11.000%	6/3/2016	1,300,000
1,500,000	Aequitas Capital (a)(c)(d)	11.000%	7/5/2016	1,500,000
	TOTAL PRIVATE NOTES (Cost - $4,800,000)			4,800,000

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Contracts**		Value
	OPTIONS PURCHASED * - 0.2%
	CALL OPTIONS PURCHASED - 0.1%
	CBOE SPX Volatility Index
28	Expiration January 2016, Exercise Price $23.00	$2,520
	Fireeye, Inc.
22	Expiration January 2016, Exercise Price $25.00	110
	Gap, Inc.
10	Expiration January 2016, Exercise Price $28.00	50
	Molson Coors Brewing Co.
13	Expiration January 2016, Exercise Price $72.50	28,717
	Vanguard FTSE Europe ETF
69	Expiration January 2016, Exercise Price $50.00	5,693
	TOTAL CALL OPTIONS PURCHASED (Cost - $28,658)	37,090

	PUT OPTIONS PURCHASED - 0.1%
	Assured Guaranty, Ltd.
14	Expiration January 2016, Exercise Price $27.00	1,631
	Financial Select Sector SPDR Fund
20	Expiration March 2016, Exercise Price $24.00	1,800
	iShares iBoxx $ High Yield Corporate Bond ETF
21	Expiration January 2016, Exercise Price $79.00	756
	iShares iBoxx $ High Yield Corporate Bond ETF
41	Expiration January 2016, Exercise Price $82.00	6,560
	iShares MSCI Emerging Markets ETF
52	Expiration January 2016, Exercise Price $32.00	2,028
	SPDR S&P 500 ETF Trust
26	Expiration January 2016, Exercise Price $193.00	1,144
	SPDR S&P 500 ETF Trust
27	Expiration January 2016, Exercise Price $202.00	5,265
	TOTAL PUT OPTIONS PURCHASED (Cost - $36,102)	19,184

	TOTAL OPTIONS PURCHASED (Cost - $64,760)	56,274

	TOTAL INVESTMENTS (Cost - $21,290,389) (e) - 76.1%	$20,773,766
	SECURITIES SOLD SHORT (Proceeds - $4,085,132)(e) - (14.7)%	(4,014,308)
	OPTION CONTRACTS WRITTEN (Premiums Received - $35,043)(e) - (0.1)%	(17,299)
	OTHER ASSETS LESS LIABILITIES - 38.7%	10,579,408
	NET ASSETS - 100.0%	$27,321,567

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	SECURITIES SOLD SHORT* - (14.7)%
	COMMON STOCKS - (6.5)%
	APPAREL - (0.1)%
(317)	G-III Apparel Group, Ltd.	$(14,030)

	AUTO MANUFACTURERS - (0.1)%
(2,448)	Wabash National Corp.	(28,960)

	AUTO PARTS & EQUIPMENT - (0.1)%
(395)	Wabco Holdings, Inc.	(40,393)

	BUILDING MATERIALS - (0.3)%
(1,561)	Continental Building Products, Inc.	(27,255)
(1,012)	Universal Forest Products, Inc.	(69,190)
		(96,445)
	COMMERICAL SERVICES - (0.1)%
(466)	Monro Muffler Brake, Inc.	(30,858)

	COMPUTERS - (0.5)%
(768)	Apple, Inc. #	(80,840)
(556)	CACI International, Inc.	(51,586)
		(132,426)
	COSMETICS/PERSONAL CARE - (0.3)%
(3,293)	Avon Products, Inc.	(13,337)
(1,112)	Colgate-Palmolive Co.	(74,081)
		(87,418)
	ELECTRONICS - (0.4)%
(428)	OSI Systems, Inc.	(37,946)
(567)	Waters Corp.	(76,307)
		(114,253)
	ENGINEERING & CONSTRUCTION - (0.2)%
(2,067)	Comfort Systems USA, Inc.	(58,744)

	HEALTHCARE-PRODUCTS - (0.2)%
(1,125)	Conmed Corp.	(49,556)

	HOME BUILDERS - (0.1)%
(1,010)	Winnebago Industries, Inc.	(20,099)

	HOUSEWARES - (0.2)%
(586)	Toro Co.	(42,819)

	INTERNET - (0.0)%
(163)	Alibaba Group Holding, Ltd. - ADR	(13,247)

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	MACHINERY-DIVERSIFIED - (0.3)%
(978)	Zebra Technologies Corp.	$(68,118)

	MINING - (0.1)%
(881)	Franco-Nevada Corp.	(40,306)

	MISCELLANEOUS MANUFACTURING - (0.3)%
(685)	AO Smith Corp.	(52,478)
(725)	Hillenbrand, Inc.	(21,482)
		(73,960)
	OFFICE FURNISHINGS - (0.2)%
(2,320)	Knoll, Inc.	(43,616)

	OIL & GAS - (0.2)%
(1,122)	Helmerich & Payne, Inc.	(60,083)

	OIL & GAS SERVICES - (0.2)%
(4,034)	MRC Global, Inc.	(52,039)

	PHARMACEUTICALS - (0.1)%
(720)	Merck & Co., Inc.	(38,030)

	RETAIL - (1.6)%
(2,443)	BJ’s Restaurants, Inc.	(106,197)
(388)	Buffalo Wild Wings, Inc.	(61,944)
(3,902)	Chico’s FAS, Inc.	(41,634)
(189)	Chuy’s Holdings, Inc.	(5,923)
(928)	Gap, Inc. #	(22,922)
(1,561)	Hibbett Sports, Inc.	(47,205)
(572)	MSC Industrial Direct Co., Inc.	(32,186)
(474)	Red Robin Gourmet Burgers, Inc.	(29,265)
(196)	Ross Stores, Inc.	(10,547)
(774)	Tractor Supply Co.	(66,177)
		(424,000)
	SOFTWARE - (0.2)%
(284)	Tyler Technologies, Inc.	(49,507)

	TOYS/GAMES/HOBBIES - (0.1)%
(1,317)	Mattel, Inc.	(35,783)

	TRANSPORTATION - (0.6)%
(1,363)	Hub Group, Inc.	(44,911)
(2,343)	Knight Transportation, Inc.	(56,771)
(947)	Ryder System, Inc.	(53,818)
(585)	Werner Enterprises, Inc.	(13,683)
		(169,183)

	TOTAL COMMON STOCKS - (Proceeds - $1,851,493)	(1,783,873)

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - (8.2)%
	COMMODITY FUNDS - (0.0)%
(458)	iShares Silver Trust	$(6,041)

	DEBT FUNDS - (0.1)%
(626)	SPDR Barclays High Yield Bond ETF	(21,228)

	EQUITY FUNDS - (8.1)%
(1,224)	Industrial Select Sector SPDR Fund	(64,884)
(900)	iShares Russell 2000 ETF	(101,259)
(9,711)	SPDR S&P 500 ETF Trust #	(1,979,976)
(946)	SPDR S&P Homebuilders ETF	(32,334)
(577)	Technology Select Sector SPDR Fund	(24,713)
		(2,203,166)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,233,639)	(2,230,435)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $4,085,132)	(4,014,308)

Contracts***
	OPTION CONTRACTS WRITTEN * - (0.1)%
	CALL OPTION CONTRACTS WRITTEN - (0.1)%
	CBOE SPX Volatility Index
(28)	Expiration January 2016, Exercise Price $28.00	(1,330)
	Molson Coors Brewing Co.
(6)	Expiration January 2016, Exercise Price $82.50	(6,996)
	Molson Coors Brewing Co.
(6)	Expiration January 2016, Exercise Price $85.00	(5,490)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums Received - $4,453)	(13,816)

	PUT OPTION CONTRACTS WRITTEN - (0.0)%
	Assured Guaranty, Ltd.
(28)	Expiration January 2016, Exercise Price $23.00	(490)
	Financial Select Sector SPDR Fund
(29)	Expiration March 2016, Exercise Price $21.00	(493)
	iShares iBoxx $ High Yield Corporate Bond ETF
(21)	Expiration January 2016, Exercise Price $74.00	(189)
	iShares iBoxx $ High Yield Corporate Bond ETF
(41)	Expiration January 2016, Exercise Price $75.00	(410)
	Molson Coors Brewing Co.
(13)	Expiration January 2016, Exercise Price $62.50	(65)
	SPDR S&P 500 ETF Trust
(32)	Expiration January 2016, Exercise Price $183.00	(384)

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Contracts***		Value
	PUT OPTION CONTRACTS WRITTEN (Continued) - (0.0)%
	SPDR S&P 500 ETF Trust
(41)	Expiration January 2016, Exercise Price $185.00	$(615)
	SPDR S&P 500 ETF Trust
(93)	Expiration January 2016, Exercise Price $190.00	(837)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premiums Received - $30,590)	(3,483)

	TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received - $35,043)	(17,299)

*	Non-Income producing security.

**	Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

***	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^	All or part of the security was held as collateral for securities sold short as of December 31, 2015.

#	Subject to put and call purchased or written options

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $157,327 or 0.6% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

~	Defaulted on interest payments: non-income producing security.

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $4,805,588 or 17.6% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Interest on security is contingent.

(c)	Restricted securities. The aggregate value of such securities is 17.6% of net assets and they have been fair valued under procedures established by the Trust’s Board of Trustees.

(d)	Issuer is in default on principal redemptions. See subsequent events note in the Notes to Financial Statements.

(e)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $16,415,167 and differs from value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$698,085
Unrealized Depreciation:	(1,171,093)
Net Unrealized Depreciation:	$(473,008)

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCKS - 18.6%
	AEROSPACE/DEFENSE - 0.3%
2,279	AAR Corp.	$59,915

	AIRLINES - 1.6%
4,100	American Airlines Group, Inc.	173,635
3,803	United Continental Holdings *	217,912
		391,547
	BANKS - 3.9%
11,954	Bank of America Corp.	201,186
2,560	Capital One Financial Corp.	184,781
2,116	Citigroup, Inc.	109,503
1,135	Goldman Sachs Group, Inc.	204,561
3,592	ING Groep NV - ADR	48,348
5,900	Morgan Stanley	187,679
		936,058
	BUILDING MATERIALS - 0.4%
799	Drew Industries, Inc.	48,651
1,106	Trex Co., Inc. *	42,072
		90,723
	COMMERCIAL SERVICES - 0.8%
3,157	Booz Allen Hamilton Holding Corp.	97,393
2,462	KAR Auction Services, Inc.	91,168
200	PayPal Holdings, Inc. *	7,240
		195,801
	DISTRIBUTION/WHOLESALE - 0.6%
924	Beacon Roofing Supply, Inc. *	38,050
2,310	Rentrak Corp. *	109,794
		147,844
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
4,818	Air Lease Corp.	161,307
1,845	Discover Financial Services	98,929
1,002	Ellie Mae, Inc. *	60,350
3,444	LendingClub Corp. *	38,056
		358,642
	ENGINEERING & CONSTRUCTION - 0.2%
2,280	MasTec, Inc. *	39,626

	ENTERTAINMENT - 0.1%
3,458	Scientific Games Corp. *	31,018

	HEALTHCARE-PRODUCTS - 0.5%
1,350	ABIOMED, Inc. *	121,878

	HEALTHCARE-SERVICES - 0.6%
2,239	Air Methods Corp. *	93,881
3,106	Brookdale Senior Living, Inc. *	57,337
		151,218

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	INTERNET - 1.0%
206	Alphabet, Inc. - Class A*	$160,270
259	comScore, Inc. *	10,658
59	Priceline Group, Inc. *	75,222
		246,150
	INVESTMENT COMPANIES - 0.0%
12	Fifth Street Senior Floating Rate Corp.	103

	OIL & GAS - 1.8%
2,500	Exxon Mobil Corp.	194,875
2,963	Royal Dutch Shell PLC - ADR	135,676
2,352	Total SA - ADR	105,722
		436,273
	PHARMACEUTICALS - 0.1%
335	VCA, Inc. *	18,425

	PRIVATE EQUITY - 1.0%
3,361	Blackstone Group LP	98,276
8,885	KKR & CO. LP	138,517
		236,793
	REAL ESTATE - 0.4%
2,890	CBRE Group, Inc. *	99,936

	REIT - 0.4%
5,605	FelCor Lodging Trust, Inc.	40,917
1,526	GEO Group, Inc.	44,117
		85,034
	RETAIL - 0.5%
227	Foot Locker, Inc.	14,775
238	Genesco, Inc. *	13,525
2,194	Habit Restaurants, Inc. *	50,594
1,728	Urban Outfitters, Inc. *	39,312
		118,206
	SAVINGS & LOANS - 0.1%
686	Bofl Holding, Inc. *	14,440

	SEMICONDUCTORS - 0.7%
518	Cavium, Inc. *	34,038
784	Inphi Corp. *	21,184
859	Intersil Corp.	10,961
1,018	Qualcomm, Inc.	50,885
494	Skyworks Solutions, Inc.	37,954
		155,022

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares				Value
	SOFTWARE - 1.0%
2,073	ACI Worldwide, Inc. *			$44,362
1,832	Callidus Software, Inc. *			34,020
4,347	CDC Corp. - Class A * (a)(c)			1,739
602	Check Point Software Technologies, Ltd. *			48,991
173	Envestnet, Inc. *			5,164
9,585	inContact, Inc. *			91,441
79,632	Trident Microsystems, Inc. * (a)(c)			1,991
				227,708
	STORAGE/WAREHOUSING - 0.3%
2,455	Mobile Mini, Inc.			76,424

	TELECOMMUNICATIONS - 0.2%
2,538	Infinera Corp. *			45,989

	TRANSPORTATION - 0.6%
2,541	Forward Air Corp.			109,289
756	Ryder System, Inc.			42,964
				152,253

	TOTAL COMMON STOCKS (Cost - $4,568,688)			4,437,026

	MUTUAL FUND - 5.0%
	DEBT FUND - 5.0%
113,263	Vanguard Short-Term Investment Grade Fund - Admiral Shares ^			1,196,058
	TOTAL MUTUAL FUND (Cost - $1,205,115)

	EXCHANGE TRADED FUNDS - 21.1%
	EQUITY FUND - 21.1%
53,523	Global X FTSE Greece 20 ETF			426,043
4,900	iShares MSCI Emerging Markets ETF #			157,731
9,290	iShares MSCI India ETF			255,847
3,023	Market Vectors Vietnam ETF			44,710
15,800	Schwab U.S. Broad Market ETF ^			774,832
7,215	Vanguard FTSE Europe ETF #			359,884
16,260	Vanguard S&P 500 ETF ^			3,039,482
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,374,018)			5,058,529

Principal		Interest Rate	Maturity
	BONDS & NOTES - 26.5%
	BANKS - 16.6%
$1,380,000	Credit Suisse Securities USA LLC + - Based on the S&P 500 Index (b)	0.000%	6/1/2017	1,973,814
1,500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX 50 Index (b)	0.000%	4/2/2018	2,002,080
				3,975,894
	CHEMICALS - 0.0%
84,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	1,260

	COSMETICS/PERSONAL CARE - 0.1%
49,000	Avon Products, Inc.	6.750%	3/15/2023	33,810

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Principal		Interest Rate	Maturity	Value
	ENTERTAINMENT - 0.1%
$60,637	Chukchansi Economic Development Authority - 144A ~	9.750%	5/30/2020	$35,169

	ENVIRONMENTAL CONTROL - 0.1%
51,000	Tervita Corp. - 144A	10.875%	2/15/2018	11,730

	OIL & GAS - 0.1%
43,000	Energy XXI Gulf Coast, Inc. - 144A	11.000%	3/15/2020	15,050
35,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	9,275
				24,325
	RETAIL - 0.5%
37,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	25,900
60,000	Claire’s Stores, Inc.	8.875%	3/15/2019	13,800
61,000	JC Penney Corp., Inc.	5.650%	6/1/2020	48,800
26,500	Nebraska Book Holdings, Inc. - 144A	15.000%	6/30/2016	26,235
				114,735
	SOVEREIGN - 8.8%
2,100,000	United States Treasury Note	0.375%	1/31/2016	2,100,105

	TELECOMMUNICATIONS - 0.2%
31,000	Intelsat Luxembourg SA	6.750%	6/1/2018	22,940
37,000	United States Cellular Corp.	6.700%	12/15/2033	33,208
				56,148

	TOTAL BONDS & NOTES (Cost - $5,450,404)			6,353,176

	PRIVATE NOTES - 16.7%
1,000,000	Aequitas Capital (a)(c)(d)	11.000%	1/17/2016	1,000,000
3,000,000	Aequitas Capital (a)(c)(d)	11.000%	7/5/2016	3,000,000
	TOTAL PRIVATE NOTES (Cost - $4,000,000)			4,000,000

Contracts**
	OPTIONS PURCHASED * - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
	FireEye, Inc.
12	Expiration January 2016, Exercise Price $25.00			60
	Gap, Inc.
6	Expiration January 2016, Exercise Price $28.00			30
	Molson Coors Brewing Co.
6	Expiration January 2016, Exercise Price $72.50			13,254
	Vanguard FTSE Europe ETF
101	Expiration January 2016, Exercise Price $50.00			8,333
	TOTAL CALL OPTIONS PURCHASED (Cost - $22,304)			21,677

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Contracts**		Value
	PUT OPTIONS PURCHASED - 0.0%
	Assured Guaranty, Ltd.
8	Expiration January 2016, Exercise Price $27.00	$932
	iShares iBoxx $ High Yield Corporate Bond ETF
31	Expiration January 2016, Exercise Price $79.00	1,115
	iShares iBoxx $ High Yield Corporate Bond ETF
23	Expiration January 2016, Exercise Price $82.00	3,680
	iShares MSCI Emerging Markets ETF
76	Expiration January 2016, Exercise Price $32.00	2,964
	SPDR S&P 500 ETF Trust
15	Expiration January 2016, Exercise Price $202.00	2,925
	TOTAL PUT OPTIONS PURCHASED (Cost - $28,969)	11,616

	TOTAL OPTIONS PURCHASED (Cost - $51,273)	33,293

	TOTAL INVESTMENTS (Cost - $20,649,498) (e) - 87.9%	$21,078,082
	SECURITIES SOLD SHORT (Proceeds - $4,486,614)(e) - (18.4)%	(4,410,192)
	OPTION CONTRACTS WRITTEN (Premiums Received - $33,354)(e) - (0.0)%	(8,624)
	OTHER ASSETS LESS LIABILITIES - 30.5%	7,293,616
	NET ASSETS - 100.0%	$23,952,882

Shares
	SECURITIES SOLD SHORT* - (18.4)%
	COMMON STOCKS - (6.3)%
	APPAREL - (0.1)%
(280)	G-III Apparel Group, Ltd.	(12,393)

	AUTO MANUFACTURERS - (0.1)%
(2,161)	Wabash National Corp.	(25,565)

	AUTO PARTS & EQUIPMENT - (0.1)%
(350)	Wabco Holdings, Inc.	(35,791)

	BUILDING MATERIALS - (0.4)%
(1,379)	Continental Building Products, Inc.	(24,077)
(894)	Universal Forest Products, Inc.	(61,123)
		(85,200)
	COMMERICAL SERVICES - (0.1)%
(412)	Monro Muffler Brake, Inc.	(27,283)

	COMPUTERS - (0.5)%
(679)	Apple, Inc. #	(71,471)
(490)	CACI International, Inc.	(45,462)
		(116,933)
	COSMETICS/PERSONAL CARE - (0.4)%
(1,612)	Colgate-Palmolive Co.	(107,391)

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	ELECTRONICS - (0.4)%
(378)	OSI Systems, Inc.	$(33,513)
(501)	Waters Corp.	(67,425)
		(100,938)
	ENGINEERING & CONSTRUCTION - (0.2)%
(1,825)	Comfort Systems USA, Inc.	(51,866)

	HEALTHCARE-PRODUCTS - (0.2)%
(995)	Conmed Corp.	(43,830)

	HOME BUILDERS - (0.1)%
(893)	Winnebago Industries, Inc.	(17,771)

	HOUSEWARES - (0.2)%
(518)	Toro Co.	(37,850)

	MACHINERY-DIVERSIFIED - (0.2)%
(863)	Zebra Technologies Corp.	(60,108)

	MINING - (0.1)%
(779)	Franco-Nevada Corp.	(35,639)

	MISCELLANEOUS MANUFACTURING - (0.3)%
(604)	AO Smith Corp.	(46,272)
(639)	Hillenbrand, Inc.	(18,934)
		(65,206)
	OFFICE FURNISHINGS - (0.2)%
(2,052)	Knoll, Inc.	(38,578)

	OIL & GAS SERVICES - (0.2)%
(3,568)	MRC Global, Inc.	(46,027)

	PHARMACEUTICALS - (0.2)%
(1,040)	Merck & Co., Inc.	(54,933)

	RETAIL - (1.5)%
(2,159)	BJ’s Restaurants, Inc.	(93,852)
(343)	Buffalo Wild Wings, Inc.	(54,760)
(3,449)	Chico’s FAS, Inc.	(36,801)
(167)	Chuy’s Holdings, Inc.	(5,234)
(1,380)	Hibbett Sports, Inc.	(41,731)
(506)	MSC Industrial Direct Co., Inc.	(28,473)
(419)	Red Robin Gourmet Burgers, Inc.	(25,869)
(173)	Ross Stores, Inc.	(9,309)
(683)	Tractor Supply Co.	(58,396)
		(354,425)

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	SOFTWARE - (0.2)%
(251)	Tyler Technologies, Inc.	$(43,754)

	TRANSPORTATION - (0.6)%
(1,207)	Hub Group, Inc.	(39,771)
(2,070)	Knight Transportation, Inc.	(50,156)
(836)	Ryder System, Inc.	(47,510)
(517)	Werner Enterprises, Inc.	(12,093)
		(149,530)

	TOTAL COMMON STOCKS - (Proceeds - $1,573,037)	(1,511,011)

	EXCHANGE TRADED FUNDS - (12.1)%
	EQUITY FUNDS - (12.1)%
(506)	Industrial Select Sector SPDR Fund	(26,823)
(13,840)	SPDR S&P 500 ETF Trust #	(2,821,838)
(839)	SPDR S&P Homebuilders ETF	(28,677)
(510)	Technology Select Sector SPDR Fund	(21,843)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,913,577)	(2,899,181)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $4,486,614)	(4,410,192)

Contracts***
	OPTIONS CONTRACTS WRITTEN * - (0.0)%
	CALL OPTIONS CONTRACTS WRITTEN - (0.0)%
	Molson Coors Brewing Co.
(3)	Expiration January 2016, Exercise Price $82.50	(3,498)
	Molson Coors Brewing Co.
(3)	Expiration January 2016, Exercise Price $85.00	(2,745)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $1,121)	(6,243)

	PUT OPTIONS CONTRACTS WRITTEN - (0.0)%
	Assured Guaranty, Ltd.
(16)	Expiration January 2016, Exercise Price $23.00	(280)
	iShares iBoxx $ High Yield Corporate Bond ETF
(31)	Expiration January 2016, Exercise Price $74.00	(279)
	iShares iBoxx $ High Yield Corporate Bond ETF
(22)	Expiration January 2016, Exercise Price $75.00	(220)
	Molson Coors Brewing Co.
(6)	Expiration January 2016, Exercise Price $62.50	(30)

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN (Continued) - (0.0)%
	SPDR S&P 500 ETF Trust
(22)	Expiration January 2016, Exercise Price $185.00	$(330)
	SPDR S&P 500 ETF Trust
(138)	Expiration January 2016, Exercise Price $190.00	(1,242)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $32,233)	(2,381)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $33,354)	(8,624)

*	Non-Income producing security.

**	Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

***	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^	All or part of the security was held as collateral for securities sold short as of December 31, 2015.

#	Subject to put and call purchased or written options

+	Structured Notes

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $88,184 or 0.4% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

~	Defaulted on interest payments: non-income producing security.

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $4,003,730 or 16.7% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Interest on security is contingent.

(c)	Restricted securities. The aggregate value of such securities is 14.6% of net assets and they have been fair valued under procedures established by the Trust’s Board of Trustees.

(d)	Issuer is in default on principal redemptions. See subsequent events note in the Notes to Financial Statements.

(e)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $15,714,249 and differs from value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$1,368,685
Unrealized Depreciation:	(923,668)
Net Unrealized Appreciation:	$445,017

The accompanying notes are an integral part of these finanical statements.

Granite Harbor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

	Granite Harbor	Granite Harbor
	Alternative Fund	Tactical Fund
ASSETS
Investment securities:
At cost	$21,290,389	$20,649,498
At value	$20,773,766	$21,078,082
Cash	7,348,837	4,016,897
Deposits with Broker	3,076,375	3,140,154
Receivable for securities and options sold	139,458	119,749
Dividends and interest receivable	162,152	122,697
Receivable for Fund shares sold	111,419	105,163
Prepaid expenses and other assets	10,069	8,075
TOTAL ASSETS	31,622,076	28,590,817

LIABILITIES
Securities Sold Short (proceeds - $4,085,132 and $4,486,614, respectively)	4,014,308	4,410,192
Payable for securities and options purchased	167,258	143,823
Investment advisory fees payable	40,454	36,715
Payable for Fund shares repurchased	24,780	2,363
Option contracts written - (premiums received $35,043 and $33,354, respectively)	17,299	8,624
Payable to related parties	10,683	11,845
Distribution (12b-1) fees payable	6,165	5,445
Dividends and interest payable	1,208	757
Accrued expenses and other liabilities	18,354	18,171
TOTAL LIABILITIES	4,300,509	4,637,935
NET ASSETS	$27,321,567	$23,952,882

Net Assets Consist Of:
Paid in capital	$28,091,304	$24,084,771
Undistributed net investment income (loss)	116,578	(93,396)
Accumulated net realized loss on investments, options written, and securities sold short	(458,258)	(568,229)
Net unrealized (appreciation) depreciation on investments, options written, and securities sold short	(428,057)	529,736
NET ASSETS	$27,321,567	$23,952,882

Net Asset Value Per Share:
Net Assets	$27,321,567	$23,952,882
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,958,744	2,596,204
Net asset value, offering price and redemption price per share (Net assets/Shares of beneficial interest outstanding)	$9.23	$9.23

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For Six Months Ended December 31, 2015

	Granite Harbor	Granite Harbor
	Alternative Fund	Tactical Fund
INVESTMENT INCOME
Dividend income (net of $421 and $652 foreign withholding taxes, respectively)	$238,108	$124,380
Interest income	367,776	252,943
TOTAL INVESTMENT INCOME	605,884	377,323

EXPENSES
Investment advisory fees	318,128	278,112
Distribution (12b-1) fees	40,735	35,610
Dividends and interest on securities sold short	35,752	31,352
Administrative services fees	34,349	34,349
Margin interest/brokerage fees	30,778	30,942
Compliance officer fees	20,698	18,721
Accounting services fees	19,003	18,594
Legal fees	14,204	12,043
Registration fees	12,602	12,602
Trustees’ fees and expenses	9,626	9,075
Audit fees	9,325	9,325
Transfer agent fees	8,672	8,672
Custodian fees	7,562	7,562
Printing and postage expenses	6,256	5,286
Insurance expense	1,274	1,274
Non 12b-1 shareholder servicing expense	252	252
Other expenses	502	502
TOTAL EXPENSES	569,718	514,273

Expenses Reimbursed	(23,099)	(32,268)
NET EXPENSES	546,619	482,005

NET INVESTMENT INCOME (LOSS)	59,265	(104,682)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT
Net realized gain (loss) on:
Investments	(351,776)	(262,059)
Options written	209,064	254,147
Securities sold short	265,027	189,246

Net change in unrealized appreciation (depreciation) on:
Investments	(1,278,725)	(1,333,258)
Options written	30,433	36,494
Securities sold short	(20,973)	(13,230)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT	(1,146,950)	(1,128,660)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,087,685)	$(1,233,342)

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Granite Harbor Alternative Fund
	For the	For the
	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015
	(Unaudited)
FROM OPERATIONS
Net investment income	$59,265	$112,714
Net realized gain from investments, options written, securities sold short and capital gain distributions from underlying investment companies	122,315	2,569,189
Net change in unrealized depreciation on investments, options written, and securities sold short	(1,269,265)	(2,755,665)
Net decrease in net assets resulting from operations	(1,087,685)	(73,762)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.03 and $0.01, respectively)	(82,771)	(63,645)
From net realized gains ($0.86 and $0.36, respectively)	(2,436,520)	(1,756,786)
Net decrease in net assets from distributions to shareholders	(2,519,291)	(1,820,431)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,211,157	9,948,181
Distributions reinvested	2,106,273	1,615,250
Payments for shares redeemed	(10,527,025)	(29,459,164)
Net decrease in net assets from shares of beneficial interest	(6,209,595)	(17,895,733)

TOTAL DECREASE IN NET ASSETS	(9,816,571)	(19,789,926)

NET ASSETS
Beginning of Period	37,138,138	56,928,064
End of Period *	$27,321,567	$37,138,138
* Includes accumulated net investment income of:	$116,578	$140,084

SHARE ACTIVITY
Shares Sold	215,514	932,403
Shares Reinvested	227,214	154,865
Shares Redeemed	(1,028,965)	(2,786,831)
Net decrease in shares of beneficial interest outstanding	(586,237)	(1,699,563)

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Granite Harbor Tactical Fund
	For the	For the
	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(104,682)	$(361,370)
Net realized gain from investments, options written, securities sold short and capital gain distributions from underlying investment companies	181,334	3,737,511
Net change in unrealized depreciation on investments, options written, and securities sold short	(1,309,994)	(2,692,913)
Net increase (decrease) in net assets resulting from operations	(1,233,342)	683,228

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains ($1.15 and $0.73, respectively)	(2,808,694)	(2,841,473)
Net decrease in net assets from distributions to shareholders	(2,808,694)	(2,841,473)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,369,771	8,278,008
Distributions reinvested	2,415,876	2,557,180
Payments for shares redeemed	(8,982,142)	(26,101,504)
Net decrease in net assets from shares of beneficial interest	(4,196,495)	(15,266,316)

TOTAL DECREASE IN NET ASSETS	(8,238,531)	(17,424,561)

NET ASSETS
Beginning of Period	32,191,413	49,615,974
End of Period *	$23,952,882	$32,191,413
* Includes accumulated net investment income (loss) of:	$(93,396)	$11,286

SHARE ACTIVITY
Shares Sold	225,416	746,180
Shares Reinvested	260,051	238,098
Shares Redeemed	(860,256)	(2,380,876)
Net decrease in shares of beneficial interest outstanding	(374,789)	(1,396,598)

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Granite Harbor Alternative Fund
	For the		For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended		Ended
	December 31, 2015		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.48		$10.85		$10.07		$9.90		$10.00
From Operations:
Net investment income (loss)(a)	0.02		0.02		(0.00	) (e)	(0.06)		(0.09)
Net realized and unrealized gain (loss) from investments	(0.38)		(0.02)		0.91		0.28		0.00	(e)
Total from operations	(0.36)		—		0.91		0.22		(0.09)

Distributions to shareholders from
Net investment income	(0.03)		(0.01)		—		—		(0.01)
Net realized gain	(0.86)		(0.36)		(0.13)		(0.05)		—
Total distributions	(0.89)		(0.37)		(0.13)		(0.05)		(0.01)

Paid in capital from redemption fees (a)	—		—		0.00	(e)	—		0.00	(e)

Net Asset Value, End of Period	$9.23		$10.48		$10.85		$10.07		$9.90

Total Return (b)	(3.45	)% (d)	0.06%		9.08%		2.21%		(0.91	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$27,322		$37,138		$56,928		$51,454		$54,677
Ratio of expenses to average net assets,
before reimbursement and waivers (g)	3.50	% (c)	3.08%		2.93%		3.07%		2.94	% (c)
net of reimbursement and waivers (g)	3.36	% (c,f)	3.08	% (f)	2.93	% (f)	3.07	% (f)	2.61	% (c)
Ratio of net investment income (loss) to average net assets (g)(h)	0.36	% (c)	0.23%		(0.03)%		(0.62)%		(1.10	)% (c)
Portfolio turnover rate	93	% (d)	149%		132%		152%		58	% (d)

(1)	The Granite Harbor Alternative Fund commenced operations on September 8, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount less than $0.01 per share.

(f)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.95% for the six months ended December 31, 2015, 2.80% for the year ended June 30, 2015, 2.75% for the year ended June 30, 2014 and 2.78% for the year ended June 30, 2013.

(g)	Does not include the expenses of the other investment companies in which the Fund invests.

(h)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Granite Harbor Tactical Fund
	For the		For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		Year Ended		Ended
	December 31, 2015		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.84		$11.36		$10.73		$10.03		$10.00
From Operations:
Net investment loss (a)	(0.04)		(0.09)		(0.10)		(0.17)		(0.13)
Net realized and unrealized gain (loss) from investments	(0.42)		0.30		1.28		0.88		0.17
Total from operations	(0.46)		0.21		1.18		0.71		0.04

Distributions to shareholders from
Net investment income	—		—		—		—		(0.01)
Net realized gain	(1.15)		(0.73)		(0.55)		(0.01)		—
Total distributions	(1.15)		(0.73)		(0.55)		(0.01)		(0.01)

Paid in capital from redemption fees (a)	—		—		0.00	(e)	—		0.00	(e)

Net Asset Value, End of Period	$9.23		$10.84		$11.36		$10.73		$10.03

Total Return (b)	(4.23	)% (d)	1.89%		11.11%		7.11%		0.40	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$23,953		$32,191		$49,616		$46,515		$45,870
Ratio of expenses to average net assets,
before reimbursement and waivers (g)	3.61	% (c)	3.23%		3.04%		3.13%		3.03	% (c)
net of reimbursement and waivers (g)	3.39	% (c,f)	3.23	% (f)	3.04	% (f)	3.13	% (f)	2.70	% (c)
Ratio of net investment loss to average net assets (g)(h)	(0.74	)% (c)	(0.85)%		(0.91)%		(1.66)%		(1.56	)% (c)
Portfolio turnover rate	111	% (d)	137%		129%		140%		52	% (d)

(1)	The Granite Harbor Tactical Fund commenced operations on September 8, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount less than $0.01 per share

(f)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.95% for the six months ended December 31, 2015, 2.88% for the year ended June 30, 2015, 2.79% for the year ended June 30, 2014 and 2.82% for the year ended June 30, 2013.

(g)	Does not include the expenses of the other investment companies in which the Fund invests.

(h)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2015

1.	ORGANIZATION

The Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund (the “Funds”) are each non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The primary investment objective of the Granite Harbor Alternative Fund is to seek long-term capital appreciation and income with lower volatility as compared to U.S. equity and fixed income markets. The primary investment objective of the Granite Harbor Tactical Fund is to seek long-term capital appreciation with moderate volatility as compared to U.S. equity markets. The Funds each offer two share classes designated as Investor Class and Class A. Each class represents an interest in the same assets of a given Fund and classes are identical except for differences in their ongoing service and distribution charges. Class A has not commenced operations. The Funds commenced operations on September 8, 2011.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations less than 60 days to maturity) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods at current market price which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short- term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as- needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”) or exchange traded funds (“ETFs”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment company. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Granite Harbor Alternative Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,201,804	$—	$5,588	$7,207,392
Mutual Funds	4,084,540	—	—	4,084,540
Exchange Traded Funds	3,407,393	—	—	3,407,393
Bonds & Notes*	—	1,218,167	—	1,218,167
Private Notes	—	—	4,800,000	4,800,000
Options Purchased	56,274	—	—	56,274
Total	$14,750,011	$1,218,167	$4,805,588	$20,773,766

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$1,783,873	$—	$—	$1,783,873
Exchange Traded Funds	2,230,435	—	—	2,230,435
Options Contracts Written	17,299	—	—	17,299
Total	$4,031,607	$—	$—	$4,031,607

Granite Harbor Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,433,296	$—	$3,730	$4,437,026
Mutual Fund	1,196,058	—	—	1,196,058
Exchange Traded Funds	5,058,529	—	—	5,058,529
Bonds & Notes*	—	6,353,176	—	6,353,176
Private Notes	—	—	4,000,000	4,000,000
Options Purchased	33,293	—	—	33,293
Total	$10,721,176	$6,353,176	$4,003,730	$21,078,082

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$1,511,011	$—	$—	$1,511,011
Exchange Traded Funds	2,899,181	—	—	2,899,181
Options Contracts Written	8,624	—	—	8,624
Total	$4,418,816	$—	$—	$4,418,816

*	Please refer to the Portfolios of Investments for industry classifications.

There were no transfers into or out of Level 1, Level 2, or Level 3 during the six months ended December 31 2015.

It is each Fund’s policy to recognize transfers into or out of Level 1, Level 2, or Level 3 at the end of the reporting period.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Granite Harbor Alternative Fund
	Private Notes	Common Stocks	Total
Beginning Balance	$5,300,000	$5,068	$5,305,068
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	520	520
Cost of purchases	1,500,000	—	1,500,000
Proceeds from sales	(2,000,000)	—	(2,000,000)
Net Transfers in/out of Level 3	—	—	—
Ending balance	$4,800,000	$5,588	$4,805,588

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2015 includes:

	$—	$520	$520

	Granite Harbor Tactical Fund
	Private Notes	Common Stocks	Total
Beginning Balance	$5,000,000	$3,382	$5,003,382
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	348	348
Cost of purchases	3,000,000	—	3,000,000
Proceeds from sales	(4,000,000)	—	(4,000,000)
Net Transfers in/out of Level 3	—	—	—
Ending balance	$4,000,000	$3,730	$4,003,730

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2015 includes:

	$—	$348	$348

The significant unobservable inputs used in the fair value measurement of each Fund’s Level 3 Private Note investments are (1) review of current assets held by the investment (2) review of the investment’s interest payments to verify that they continue to be received in a timely fashion (3) receipt of the investment’s most recent financial statements. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of each Fund’s Level 3 Common Stock investments are (1) review of current assets held by the investment (2) review of any market quotations available on the exchange (3) review of any liquidation distributions for each security. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes in which the Funds’ invest, which may make it

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

difficult for the Funds to sell the structured notes they hold at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. A Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure – Fair Values of Derivative Instruments in the Funds as of December 31, 2015:

Granite Harbor Alternative Fund

	Asset Derivatives		Liability Derivatives
Statements of Assets and Liabilities
Contract Type/	Statements of Assets and		Statements of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity contracts	Investment Securities	$56,274	Option Contracts Written	$(17,299)

Granite Harbor Tactical Fund

	Asset Derivatives		Liability Derivatives
Statements of Assets and Liabilities
Contract Type/	Statement of Assets and		Statement of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity contracts	Investment Securities	$33,293	Option Contracts Written	$(8,624)

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

The effect of Derivative Instruments on the Statements of Operations for the six months ended December 31, 2015:

Granite Harbor Alternative Fund

Change in
Statements of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Equity contracts	Net realized gain (loss) on investments/
	Net change in unrealized appreciation (depreciation) on investments	$(148,401)	$(11,838)

Equity contracts	Net realized gain (loss) on options written/
	Net change in unrealized appreciation (depreciation) on options written	$209,064	$30,433

Granite Harbor Tactical Fund

Change in
Statements of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Equity contracts	Net realized gain (loss) on investments/
	Net change in unrealized appreciation (depreciation) on investments	$(208,999)	$(16,107)

Equity contracts	Net realized gain (loss) on options written/
	Net change in unrealized appreciation (depreciation) on options written	$254,147	$36,494

The derivative instruments outstanding as of December 31, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. During the six months ended December 31, 2015, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2015.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

Granite Harbor Alternative Fund

Gross Amounts Not Offset in the Statements
Liabilities:				of Assets & Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statements of	Statements of	Financial	Collateral (Cash)
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$17,299	$—	$17,299	$—	$17,299	$—
Total	$17,299	$—	$17,299	$—	$17,299	$—

Granite Harbor Tactical Fund

Gross Amounts Not Offset in the Statements
Liabilities:				of Assets & Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statements of	Statements of	Financial	Collateral (Cash)
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$8,624	$—	$8,624	$—	$8,624	$—
Total	$8,624	$—	$8,624	$—	$8,624	$—

Collateral is only presented to the extent of liabilities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ 2013 - 2015 tax returns or expected to be taken on the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. Each Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, (the “Advisory Agreement”), investment advisory services are provided to the Funds by Genesis Capital, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.95% of the average daily net assets of each Fund. For the six months ended December 31, 2015, the Adviser earned advisory fees of $318,128 and $278,112 for the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively. The Adviser manages a portion of each Fund’s portfolios directly and allocates the remaining balance of the Funds’ assets among the Funds’ sub-advisers. The Funds’ sub-advisers are Coe Capital Management, LLC, Phineus Partners LP, and Tiburon Capital Management, LLC. Chilton Capital Management, LLC, currently, is also a sub-adviser for only the Granite Harbor Alternative Fund. SeaBridge Investment Advisors, LLC, currently, is also a sub-adviser to the Granite Harbor Tactical Fund. The Adviser pays each sub-adviser a portion of its advisory fee.

The Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2016, so that the total annual operating expenses of the Funds do not exceed: (i) 2.95% of Granite Harbor Alternative Fund’s average daily net assets for Investor Class shares and (ii) 2.95% of Granite Harbor Tactical Fund’s average daily net assets for Investor Class shares. Waivers and expense payments may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year during which such amounts were waived. The Granite Harbor Alternative Fund and Granite Harbor Tactical Fund, reimbursed $23,099 and $32,268, respectively, during the six months ended December 31, 2015.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund pays 0.25% per year of the average daily net assets of the Fund’s Investor Class for such distribution and shareholder service activities. For the six months ended December 31, 2015, the Funds incurred distribution fees of $40,735 and $35,610 for Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

During the six months ended December 31, 2015, RP Capital LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of Funds and received no trade commissions.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2015, amounted to:

Fund	Purchases	Sales
Granite Harbor Alternative Fund	$22,446,553	$27,923,339
Granite Harbor Tactical Fund	$25,445,204	$28,409,653

5.	OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Funds during the six months ended December 31, 2015, were as follows:

	Granite Harbor Alternative Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	631	$60,920
Options written	6,828	453,465
Options closed	(4,007)	(295,699)
Options exercised	(76)	(3,349)
Options expired	(3,038)	(180,294)
Options outstanding, end of period	338	$35,043

	Granite Harbor Tactical Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	625	$63,780
Options written	7,344	495,013
Options closed	(4,154)	(288,442)
Options exercised	(345)	(43,159)
Options expired	(3,229)	(193,838)
Options outstanding, end of period	241	$33,354

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years were as follows:

For the year ended June 30, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Granite Harbor Alternative Fund	$375,066	$1,445,365	$1,820,431
Granite Harbor Tactical Fund	387,243	2,454,230	2,841,473

For the year ended June 30, 2014:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Granite Harbor Alternative Fund	$629,178	$52,562	$681,740
Granite Harbor Tactical Fund	177,278	2,205,640	2,382,918

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Granite Harbor Alternative Fund	$377,360	$1,703,058	$—	$(39,434)	$—	$796,255	$2,837,239
Granite Harbor Tactical Fund	380,902	1,814,823	—	(40,589)	—	1,755,011	3,910,147

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on passive foreign investment companies and open 1256 options contracts, and adjustments for constructive sales of securities held short, real estate investment trusts, partnerships and the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses and short-term capital gains, and tax adjustments for real estate investment trusts, grantor trusts, C- Corporation return of capital distributions, partnerships, passive foreign investment companies, and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the year ended June 30, 2015 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net
	Capital	Income	Realized Gain
Granite Harbor Alternative Fund	$—	$149,923	$(149,923)
Granite Harbor Tactical Fund	—	647,653	(647,653)

7.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2015, the Granite Harbor Funds were invested in the following restricted securities:

Granite Harbor Alternative Fund

	Initial
Security	Acquisition Date	Par	Cost	Value	% of Net Assets
Aequitas Commercial Finance, LLC*	02/28/2014	$2,000,000	$2,000,000	$2,000,000	7.3%
Aequitas Commercial Finance, LLC*	06/03/2015	$1,300,000	$1,300,000	$1,300,000	4.7%
Aequitas Commercial Finance, LLC*	07/05/2015	$1,500,000	$1,500,000	$1,500,000	5.5%

Granite Harbor Tactical Fund

	Initial
Security	Acquisition	Par	Cost	Value	% of Net Assets
	Date
Aequitas Commercial Finance, LLC*	01/15/2014	$1,000,000	$1,000,000	$1,000,000	4.2%
Aequitas Commercial Finance, LLC*	07/05/2015	$3,000,000	$3,000,000	$3,000,000	12.5%

*	Each security is subject to a Fund’s right to redemption upon 60 days’ notice and may be extended by the issuer in six month increments, if the Funds fail to give 60 days’ notice of their intention to redeem on the scheduled maturity date.

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following.

On February 1, 2016, Aequitas Commercial Finance, LLC (“ACF”), the issuer of the private notes owned by each Fund, defaulted on a combined $1.3 million ($800,000 and $500,000, in the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund, respectively) principal repayments due to the Funds. Since the default, the Fair Valuation Committee of the Funds has performed on-going evaluation of notes and concluded that markdowns were warranted given the impairment to the collateral backing the notes. Due to a high volume of principal redemption requests from noteholders since November 2015 and the ensuing liquidity challenges, ACF has suspended all principal redemptions until an operating and financial plan (“Plan”) is formulated and adopted. The Funds have requested redemption of all Aequitas private notes awaiting the Plan. Interest since January 1, 2016

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

has been written off and is no longer being accrued on the notes. The impact from these markdowns and interest writeoff was $4,334,926 or $1.77 per share to the Granite Harbor Alternative Fund and $3,596,164 or $1.70 per share to the Granite Harbor Tactical Fund.

The Funds’ sub-advisers Chilton Capital Management, LLC, Coe Capital Management, LLC, Phineus Partners LP and SeaBridge Investment Advisors, LLC no longer manage any portion of the Funds since February 24, 2016. Tiburon Capital Management, LLC. will no longer be managing any portion of the Funds on or about March 25, 2016.

Effective February 29, 2016, Crow Point Partners, LLC was engaged as a sub-adviser to the Funds.

Granite Harbor Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2015

As a shareholder of a Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from July 1, 2015 to December 31, 2015 and held for the entire period.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning			Expenses Paid
	Account	Ending Account	Annualized	During the Period*
	Value	Value	Expense	(7/1/15 to
	(7/1/15)	(12/31/15)	Ratio	12/31/15)
Actual
Granite Harbor Alternative Fund	$1,000.00	$965.50	3.36%	$16.60
Granite Harbor Tactical Fund	$1,000.00	$957.70	3.36%	$16.68
Hypothetical
(5% return before expenses)
Granite Harbor Alternative Fund	$1,000.00	$1,008.24	3.39%	$16.96
Granite Harbor Tactical Fund	$1,000.00	$1,008.09	3.39%	$17.11

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 366 (to reflect the number of days in the period ended December 31, 2015).

PORTFOLIO COMPOSITION** (Unaudited)

GRANITE HARBOR ALTERNATIVE FUND		GRANITE HARBOR TACTICAL FUND
Common Stocks, Net	32.4%	Bonds & Notes	38.1%
Private Notes	28.7%	Private Notes	24.0%
Mutual Funds	24.4%	Common Stocks, Net	17.6%
Bonds & Notes	7.3%	Exchange Traded Funds, Net	13.0%
Exchange Traded Funds, Net	7.0%	Mutual Funds	7.2%
Options, Net	0.2%	Options, Net	0.1%
	100.0%		100.0%

**  Based on Portfolio Market Value as of December 31, 2015.

Granite Harbor Alternative Fund and Granite Harbor Tactical Fund (Adviser – Genesis Capital LLC)*

In connection with the regular meeting held on June 30 & July 1, 2015 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Genesis Capital LLC (“Genesis”) and the Trust, with respect to the Granite Harbor Alternative Fund (“Granite Alternative”) and Granite Harbor Tactical Fund (“Granite Tactical”) (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Genesis was established by Strategic Capital Group in 2001, and that Genesis manages approximately $105 million in assets. The Board reviewed the background information on the key investment personnel who are responsible for servicing the Funds taking into account their financial industry experience. The Board recognized that the investment team is associated with both Strategic Capital and Genesis. The Board reviewed Genesis’ investment process observing that it performs research and analysis to identify suitable sub-advisers and strategies for the Funds, then when on-boarded, conducts on-going sub-adviser due diligence and supervision along with asset allocation of the Fund’s capital among the various sub-advised investment strategies. The Board reviewed and discussed a comprehensive outline provided by Genesis of its portfolio management and compliance oversight responsibilities. Although not all strategy risk can be eliminated, the Board noted that Genesis’ risk management approach is to manage the Funds in a diversified multi-strategy manner, making sure overall equity exposure is monitored on a daily basis. The Board reviewed Genesis’ approach, including delegation to sub-advisers, to best execution and broker-dealer selection noting it takes into consideration the quality of service provided by the broker-dealer, commission rates charged, prior experience, broker-dealer reputation and their responsiveness to Genesis. The Board also noted that broker-dealer selection is delegated to the sub-advisers for the portion of the Funds they manage with Genesis conducting periodic reviews of each sub-adviser’s best execution practices. They considered that Genesis did not report any material compliance or litigation issues since the last advisory contract approval, however, an affiliate, Strategic Capital Group (SCG) and a principal with both firms agreed to a settlement with the SEC in September 2014, after an examination that began in April 2011 discovered a number of compliance deficiencies. The Trust’s CCO reported that since that time a new chief compliance officer was hired, a compliance consultant engaged, and new policies and procedures implemented. The Trustees noted positively that Genesis was not named in the SEC action, and SCG took remedial action within the appropriate timeframe. The Board agreed that Genesis appears to be fully engaged with complex sub-adviser strategies along with maintaining a solid oversight process of the sub-advisers. The Board concluded Genesis should continue to provide a high level quality service to the Funds for the benefit of its shareholders.

Performance. The Trustees reviewed the performance of each Fund and discussed the performance relative to its peer group, Morningstar category and index. The Trustees noted that the Funds appear to be meeting their stated objectives based on statistics provided. They considered that each Fund’s returns have been in-line with or above the stated Morningstar category and benchmark averages with the exception of the Alternative Fund, where the Fund’s one-year returns trail the Morningstar category. The Trustees discussed each Fund’s volatility, Sharpe ratios and alpha in relation to each Fund’s returns. The Trustees considered that despite the underperformance of one sub-adviser, the Funds are solidly meeting or exceeding the returns of their respective peers. The Trustees discussed the contributions of each of the sub-advisers to the overall performance of the Fund and noted favorably Genesis’ ability to select and work with such high quality sub-advisers for the benefit of Fund shareholders. They noted that Genesis reported it continues to have confidence in each of the sub-advisers based on long term success rates. The Trustees concluded that Genesis should be retained considering the solid performance generated for shareholders.

Fees and Expenses. The Trustees reviewed the advisory fee and expense ratio for each Fund, and discussed comparative benchmark and peer group fees. They noted that the advisory fee for each Fund is highest among its peers and Morningstar category. The Trustees considered Genesis’ assertion that some of the peer funds invest in other funds rather than hiring sub-advisers, which indirectly reduces their advisory fees, although, perhaps, increasing fund annual operations expense through AFFE They further noted that although the sub-advisers are responsible for a portion of the management of the Funds, Genesis’ contribution has been positive, including management of a significant portion of each Fund’s portfolio, its knowledge of the requirements of the 1940 Act, and bearing the risks that are inherent in overseeing and managing a 1940 Act fund. After further discussion, the Trustees concluded that based on comparative fees, the quality of service the Board has seen from Genesis in connection with its management of the Funds, and the significant responsibility Genesis has undertaken in the supervision of the sub-advisers, the advisory fee is not unreasonable.

Economies of Scale. The Trustees considered whether Genesis had realized economies of scale and noted that Genesis agreed to consider breakpoints when a Fund’s assets experience growth sufficient to facilitate fee negotiations with the sub-advisers and when Genesis realizes economies. After discussion, the Trustees agreed that, based on current size of the Fund, it does not appear that economies had been reached at this time, however, the matter would be revisited at the next renewal of the agreement and as a Fund’s size materially increases.

Profitability. The Trustees reviewed a profitability analysis prepared by Genesis for each Fund. They noted Genesis realized a profit in connection with its relationship with each Fund, and agreed that for each Fund, the level of profit was reasonable in terms of percentage of revenue and actual dollars.

Conclusion. Having requested and received such information from Genesis as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Granite Harbor Alternative Fund and Granite Harbor Tactical Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Granite Harbor Alternative Fund (Sub-Adviser – Chilton Capital Management, LLC)

In connection with the regular meeting held on June 30 & July 1, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Genesis and Chilton Capital Management, LLC (“Chilton”), with respect to the Granite Alternative. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Chilton was founded in 1996 and is an employee owned independent RIA, specializing in equity and fixed income investment strategies, with approximately $1.4 billion in assets under management. The Board reviewed the background information provided on the key investment personnel responsible for sub-advising the Fund taking into account their education and noting their deep financial industry experience. The Board noted the substantial research that goes into the investment process which consists of Chilton utilizing a dedicated REIT research team to conduct macroeconomic analysis and proprietary financial tools to conduct quantitative analysis, and also conduct site visits to review various property types. The Board acknowledged that although not all risks can be eliminated, it noted that Chilton’s approach to risk management identifies REIT inherent risks such as interest rates risk, balance sheet risk, and concentration risk, with the portfolio manager using balance sheet analysis and diversification by geography and property type to mitigate these risks. The Board noted that although Chilton monitors compliance within its designated sleeve of the Fund’s investment limitations by reviewing its own trades and conducting weekly meetings to review portfolio allocations, Genesis has responsibility for monitoring the Fund in its entirety ensuring each sub-adviser is operating within its respective mandate. The Board observed that Chilton appears to understand its fiduciary responsibility of broker-dealer selection with a process. The Board acknowledged that Chilton reported no material compliance or litigation issues, but noted that the SEC performed a correspondence examination in January 2015 and thus far no further communication has been received. The Board recognized Chilton’s arduous REIT investment process is well supported by a veteran and stable investment team working within a robust corporate infrastructure. The Trustees agreed that the relationship between Genesis and Chilton appears to be working well with the Fund benefitting from having access to this type of strategy. The Board concluded that Chilton should continue to provide a high level of quality service to the Fund and Genesis for the benefit of the shareholders.

Performance. The Trustees reviewed Chilton’s contribution to Fund performance over the last one year period noting it has contributed a significant level of returns to the Fund’s performance with returns of 26.10% versus the Fund’s return of 1.95%. They noted Chilton also outperformed Genesis-selected benchmark, HR Global Hedge Fund Index, and Chilton selected benchmark, MSCI US REIT Index, with returns of 0.36% and 21.5%, respectively. They considered that Genesis has noted that it is pleased with Chilton’s contribution to the Fund.

Fees and Expenses. The Trustees discussed the sub-advisory fee, and the fees that Chilton charges to its separate account clients, and noted that, on average, Chilton charges a higher fee to its separate account clients. They agreed that they were pleased that Genesis was able to negotiate a favorable fee structure with Chilton for shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether it is likely that Chilton has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by Chilton. They noted Chilton realized a profit in connection with its relationship with the Fund. They considered, however, the profit was relatively small in terms of actual dollars and percentage of revenue, and was not unreasonable given the services provided. After discussion, the Trustees concluded Chilton’s profitability was reasonable.

Conclusion. Having requested and received such information from Chilton as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of Granite Harbor Alternative Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Granite Harbor Alternative Fund and Granite Harbor Tactical Fund (Sub-Adviser – Coe Capital Management, LLC)

In connection with the regular meeting held on June 30 & July 1, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Genesis and Coe Capital Management, LLC (“Coe”), with respect to the Funds. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Coe was founded in 1999, manages approximately $437 million in assets, and specializes in research driven investment advisory services. The Board reviewed the background information of the key investment personnel who are responsible for sub-advising the Funds taking into account their education and noting the investment team has diverse areas of financial expertise. The Board reviewed Coe’s investment process noting that it manages a long/short domestic equity strategy for both Funds, employing fundamental research with a bottom-up security selection approach of small and mid-cap companies, identifying deviations between in-house modeling and analyst’s expectations with respect to key metrics while focused on reduced volatility. Considering that not all strategy risks can be eliminated, the Board reviewed Coe’s risk management process that identified volatility and illiquidity as the main risks associated with small and mid-cap stocks and attempts to mitigate these risks by using lower net exposure to the market by maintaining smaller positions to reduce concentration risk. The Trustees considered that Coe makes use of sector specific ETF’s to hedge some of the sector risk, and states that their strongest risk management tool is its repeatable research process that it has used for years. The Board noted that Coe monitors compliance with its portion of each Fund’s investment limitations using pre-trade compliance checks through its order management system. The Board reviewed Coe’s broker-dealer selection process noting that it maintains an approved broker list, reviewed quarterly, based on a diverse range of criteria and abilities. Though Coe had no litigation issues to report, the Board acknowledged that Coe concluded a routine SEC examination in November 2014 that resulted in some deficiencies. The Board noted that Coe is working to address the matters raised and considered that there appeared to be no impact to the Funds. The Board agreed that Coe appears to be fully staffed to meet the service obligations of the Funds and appreciates its focus on risk management and controlling volatility. The Board concluded that Coe should continue to provide high quality service to the Funds, Adviser, and the shareholders.

Performance. The Trustees discussed Coe’s performance and agreed that it has been a positive contributor to the performance of the Funds. With respect to Granite Tactical, they noted that Coe outperformed the HFRX Equity Hedge Index over one year and 2 year periods. They further noted that, with respect to Granite Alternative, Coe outperformed all benchmarks and tended to have higher highs and lower lows, as demonstrated by the largest monthly increase and decrease statistics, relative to peers. The Trustees further noted that Coe returned overall performance that exceeded the performance of each Fund. They considered that Genesis has noted that it is pleased with Coe’s contribution to the Funds, to which the Trustees agreed.

Fees and Expenses. The Trustees discussed the sub-advisory fee charged by Coe in connection with its services to each Fund. They discussed each fee compared to other sub-advisers within the Funds. The Trustees noted Coe’s positive contribution to the Funds’ returns. After discussion, the Trustees concluded that each sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether it is likely that Coe has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. They also discussed the small amount of assets currently allocated to Coe by Genesis. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by Coe. They observed that the sub-adviser realized a marginal profit in connection with its relationship to each of the Funds, both in terms of percentage of revenue and actual dollars. The Trustees concluded the sub-adviser’s profitability was reasonable with respect to each Fund.

Conclusion. Having requested and received such information from Coe as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of Granite Harbor Alternative Fund and Granite Harbor Tactical Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Granite Harbor Alternative Fund and Granite Harbor Tactical Fund (Sub-Adviser –Phineus Partners, LP)

In connection with the regular meeting held on June 30 & July 1, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Genesis and Phineus Partners, LP (“Phineus”), with respect to the Funds. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Phineus was founded in 2002, manages $91 million in assets under management, and builds customized investment portfolios for private investors, families and institutions and provides discretionary advisory services to domestic and offshore pooled investment vehicles. The Board discussed the key investment personnel who are responsible for sub-advising the Funds, taking into consideration their experience managing hedge funds and designing and managing long/short equity strategies. The Board reviewed Phineus’s investment process noting the utilization of a fundamental approach to construct a long/short equity portfolio that meets the investment objectives and guidelines of each Fund as mandated by Genesis. The Board also acknowledged that Phineus manages each Fund in a similar manner to its hedge fund strategy. The Board also observed that Phineus utilizes internally produced risk reports that highlight key parameters of each portfolio’s exposures and performance outcomes. The Board noted that Phineus monitors compliance with each Fund’s investment limitations with respect to its allocation of the Fund using a real-time reporting system that highlights whether further review is required. The Board acknowledged that Phineus has retained the services of an outside law firm to assist with regulatory and compliance matters. The Board reviewed Phineus’s broker-dealer selection process noting that it considers a range of factors that include clearance and settlement capabilities, reliability and financial stability, research provided, and although cost is a factor, it is not the final factor. The Trustees noted that Phineus reported no material compliance or litigation issues since the last sub-advisory contract renewal. The Board recognized that Phineus’ strength lies with its research capabilities and risk management approach that puts equal emphasis on capital appreciation and capital preservation. The Board also acknowledges that each Fund can benefit from having access to a hedge fund type manager and strategy. The Board concluded that Phineus should continue to provide a high level of quality service to each Fund, Genesis, and each Fund’s shareholders.

Performance. The Trustees considered that Phineas has added performance to the overall portfolio for each Fund, and noted Phineus’s contribution over the 1 year, 2 year and 3 year periods. They noted that to accomplish this higher return, for Granite Tactical, Phineus appeared to take on more volatility based on its largest monthly performance increase and decrease relative to the index. The Trustees noted that Phineus is willing to take on the additional risk in exchange for the higher returns. With respect to Granite Alternative, the Trustees noted that Phineus returned performance over twice that of the Fund’s return in each of the periods presented. They further noted that Genesis is pleased with Phineus’s contribution to each Fund with which the Trustees concurred.

Fees and Expenses. The Trustees discussed each sub-advisory fee, and the fees that Phineus charges to partnerships, pooled vehicles and separate account clients, and noted that Genesis had negotiated a very competitive and favorable fee structure with Phineus for each Fund’s shareholders. The Trustees concluded that the sub-advisory fee was reasonable with respect to each Fund.

Economies of Scale. The Trustees considered whether it is likely that Phineus has realized economies of scale with respect to the management of each Fund. They agreed that the allocation to Phineus is small and any economies unlikely. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed a profitability analysis provided by Phineus. They noted Phineus realized a profit in connection with its relationship with each Fund but, in each case, the amount of profit was minimal in terms of actual dollars. They also considered that Phineus benefits from soft dollar credits. The Trustees concluded that excessive profitability was not a concern.

Conclusion. Having requested and received such information from Phineus as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of Granite Harbor Alternative Fund and Granite Harbor Tactical Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Granite Harbor Alternative Fund and Granite Harbor Tactical Fund (Sub-Adviser – SeaBridge Investment Advisors, LLC)

In connection with the regular meeting held on June 30 & July 1, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Genesis and SeaBridge Investment Advisors, LLC (“SeaBridge”), with respect to the Funds. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that SeaBridge was founded in 1996 as a registered investment adviser, manages over $ 1.3 billion, and has been creating customized investment portfolios consisting of listed global equities to meet the varying investor needs based on their risk tolerance level. The Board reviewed the background information on the key investment personnel who are responsible for sub-advising the Funds taking into consideration their financial industry experience noting the team has some veteran members who have held positions at major investment banking firms. The Board noted that SeaBridge adequately addressed non-strategy risks explaining that the sub-advisor is fully redundant with competent members of the investment team capable of taking over the strategy, and the firm has a robust contingency plan with backup computer systems and the staff is able to access work from remote locations. The Board noted that while SeaBridge monitors compliance with the portion of the Funds allocated to it by programing restrictions into its trading system to produce reports for review, Genesis has the overall responsibility for monitoring the Fund in its entirety ensuring each sub-adviser is operating within their mandate. With Genesis delegating the selection of the broker-dealer to SeaBridge, the Board noted that SeaBridge uses the electronic execution trading system of a large broker where they have negotiated a favorable flat fee for execution and clearance. The Trustees noted that SeaBridge did not report any material compliance or litigation issues since the last sub-advisory contract renewal. The Board acknowledged that SeaBridge has a solid corporate infrastructure with access to multiple resources, and though relatively large, appears to operate like a smaller boutique advisory firm providing personalized service to its clients. The Board concluded that SeaBridge should continue to provide a high level of quality service to each Fund, Genesis, and the shareholders.

Performance. The Trustees reviewed SeaBridge’s performance and noted that it has underperformed relative to SeaBridge selected benchmark, the S&P 500. They noted, however, that SeaBridge’s longer term track record has been very acceptable with SeaBridge adding to each Fund’s overall returns for the 2 and 3 year periods. The Trustees considered that Genesis stated that SeaBridge’s poor 1 year returns are the result of investment in more cyclical sectors reflecting its expectation of a stronger economy, and that Genesis continues to have confidence in SeaBridge based on its longer term track record. The Trustees concluded that SeaBridge’s performance was acceptable.

Fees and Expenses. The Trustees discussed the sub -advisory fee in connection with its relationship with each Fund. They reviewed the fees charged by SeaBridge to other clients noting that the fee compares favorably to SeaBridge’s standard fee and in line with SeaBridge’s average fees. The Trustees discussed the overall fee structure noting that Genesis was able to negotiate a favorable fee structure with SeaBridge for shareholders. They concluded that the sub-advisory fee was reasonable with respect to each Fund.

Economies of Scale. The Trustees considered whether it is likely that SeaBridge has realized economies of scale with respect to the management of each Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed a profitability analysis provided by SeaBridge for each Fund. They noted that SeaBridge realized a profit, before solicitor fees in connection with its relationship with each Fund, but that such profit was marginal in terms of actual dollars. With respect to Granite Tactical, the Trustees noted that SeaBridge realized a net loss in connection with its relationship with the Fund after paying solicitor fees. After further discussion, the Trustees concluded that SeaBridge’s profits were reasonable.

Conclusion. Having requested and received such information from SeaBridge as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of Granite Harbor Alternative Fund and Granite Harbor Tactical Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Granite Harbor Alternative Fund and Granite Harbor Tactical Fund (Sub-Adviser – Tiburon Capital Management, LLC)

In connection with the regular meeting held on June 30 & July 1, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Genesis and Tiburon Capital Management, LLC (“RockView”), with respect to the Funds. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Tiburon was founded in 2009, manages approximately $48 million, and specializes in creating customized portfolios through the use of event-driven investment strategies across fixed income, equities, and derivatives. The Board reviewed the background information on the key investment personnel responsible for sub-advising each Fund; acknowledging the investment team’s financial industry experience encompasses many years managing hedge funds and alternative strategies, with Tiburon’s founder having been a portfolio manager with a major hedge fund and a Discussant to the Federal Reserve Bank. The Board noted that Tiburon replaced its Director of Compliance and Operations in February 2015 with a professional with 8 years of industry experience from investment banking. The Board noted that Tiburon uses a Bloomberg based program to conduct stress testing and scenario analysis, monitoring of volatility and liquidity, demonstrating a focus on risk management. The Board considered that Tiburon monitors portfolio compliance with respect to its allocated sleeve of each Fund by performing pre-trade checks and utilizing a proprietary front office system that captures post-trades to produce real-time compliance reports. The Board acknowledged that Tiburon retained the services of an outside compliance firm responsible for assisting the CCO with compliance and regulatory matters. The Board reviewed Tiburon’s approach with respect to broker-dealer selection. Tiburon reported that in early 2013, it had a routine SEC examination but no findings or deficiencies were reported in connection with the exam and there have been no material compliance or litigation issues since the last sub-advisory contract renewal. The Board recognized that Tiburon’s investment team have distinguished backgrounds and expertise with complex event driven strategies which has the potential to add value to each Fund. The Board concluded that Tiburon should continue to provide high quality service to each Fund, Genesis, and the shareholders of each Fund.

Performance. The Trustees reviewed Tiburon’s performance and relative contribution to each Fund’s total returns over the 1, 2 and 3 year periods. They noted that that Tiburon has contributed positively to each Fund’s total return, and discussed the extent of the contribution for each Fund over the periods shown. They noted that, with respect to Tactical, Tiburon’s returns over the last year slightly lagged the Fund’s overall performance, but was positive. They considered that Tiburon appears to have kept volatility in a similar range to the index based on largest monthly performance increase and decrease numbers. The Trustees noted that Genesis has indicated it is pleased with the rate-of-return contribution as well as the reasonable volatility provided by Tiburon. The Trustees concluded Tiburon’s performance was reasonable.

Fees and Expenses. The Trustees discussed the sub-advisory fee for its services to each of the Funds. They considered that Tiburon fee is below the mean of fees charged by Tiburon to its separate account clients. After further discussion, the Trustees concluded that each sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether it is likely that Tiburon has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by Tiburon. They noted Tiburon’s estimates indicate it realized a modest profit in connection with its relationship to each of the Funds, both in terms of percentage of revenue and actual dollars. After a discussion, the Trustees concluded Tiburon’s profitability was reasonable with respect to each Fund.

Conclusion. Having requested and received such information from Tiburon as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of each of Granite Harbor Alternative Fund and Granite Harbor Tactical Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100

Investment Adviser
Genesis Capital, LLC
7191 Wagner Way NW, Suite 302
Gig Harbor, WA 98335

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/7/16

By (Signature and Title)

/s/Kevin Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/7/16